UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03870

Morgan Stanley U.S. Government Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31, 2014

Date of reporting period: June 30, 2014

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Officers

Michael E. Nugent

Chairperson of the Board

John H. Gernon

President and Principal Executive Officer

Stefanie V. Chang Yu

Chief Compliance Officer

Joseph C. Benedetti

Vice President

Francis J. Smith

Treasurer and Principal Financial Officer

Mary E. Mullin

Secretary

Transfer Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2014 Morgan Stanley

UGSAN
980748 EXP 08.31.15

INVESTMENT MANAGEMENT

Morgan Stanley U.S. Government Securities Trust

Semiannual Report

June 30, 2014

Morgan Stanley U.S. Government Securities Trust

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Morgan Stanley U.S. Government Securities Trust performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended June 30, 2014

Total Return for the 6 Months Ended June 30, 2014

Class A	Class B	Class L	Class I	Barclays Capital U.S. Government/ Mortgage Index[1]	Lipper General U.S. Government Funds Index[2]
3.64%	3.76%	3.55%	3.87%	3.24%	3.77%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 fee Plan than did Class A shares for the six months ended June 30, 2014, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

The Fund’s Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time that the Fund’s Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Market Conditions

Several common themes dominated markets in the first half of 2014. With low inflation persisting across major world economies and central banks remaining on the dovish side (that is, favoring low interest rates), risk assets have performed well.

Many market observers believed there was a small probability that the U.S. Federal Reserve (Fed) would adjust its tone hawkishly (favoring higher interest rates) at its June meeting, given the uptick in the core consumer price index (CPI) to 1.96 percent in May and unemployment at a post-crisis low of 6.3 percent. However, those who were expecting a hawkish signal were disappointed, as Fed Chair Janet Yellen specifically referred to recent inflation data as “noise.” The market response was muted — five-year U.S. Treasury yields rallied only about 4 basis points — but we believe the lack of action taken at the meeting, especially as it was the first meeting for several participants, solidified expectations that the Federal Open Market Committee (FOMC) is going to be reluctant to change any aspect of policy before the end of tapering. The biggest recent data surprise was the final estimate of first quarter gross domestic product (GDP) growth, which was revised down to –2.9 percent, much weaker than the expected –1.8 percent. The market shrugged this off, however, and consensus expectations were calling for higher than 3 percent growth in the second quarter as the U.S. economy rebounds.

In the securitized market, monetary policy continues to play a primary role. As expected, the Fed reduced its planned mortgage backed securities (MBS) purchases to $15 billion from $20 billion per month at its June FOMC meeting. Despite the reduction, the Fed purchases should exceed net supply in many MBS sectors, as supply has been lighter than expected. The demand for MBS should continue to provide a positive technical backdrop to the MBS market and keep MBS prices in their relatively rich range. In addition to net purchases adding to the Fed balance sheet, the Fed also purchases MBS to replace principal paydowns to the existing MBS and agency portfolios, approximately $15 to $20 billion per month. Future guidance from the Fed on the paydown reinvestment program is more meaningful to the market at this time, and recent comments from Fed officials have indicated the reinvestment program may continue even after the Fed decides to increase interest rates.

The ongoing recovery in the fundamentals of the commercial real estate (CRE) market remains on track. The availability of finance for CRE assets remains favorable. There are indications that commercial banks are increasing their interest in the commercial property lending sector away from the traditional project financing. Even after the recent good performance, the relative valuation remains attractive in CMBS compared to competing spread (non-government sector) products.

Performance Analysis

All share classes of Morgan Stanley U.S. Government Securities Trust outperformed the Barclays Capital U.S. Government/Mortgage Index (the “Index”), while Class A, B, and L shares underperformed and Class I shares outperformed the Lipper General U.S. Government Funds Index for the six months ended June 30, 2014, assuming no deduction of applicable sales charges.

The Fund’s positioning in commercial mortgage-backed securities and taxable municipal bonds provided the greatest contribution to its outperformance. Additionally, coupon and maturity positioning with the agency MBS sector aided relative performance. Interest rate positioning, which is managed with U.S. Treasury futures to maintain a duration that was less than that of the Index, detracted slightly from relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 06/30/14
Agency Fixed Rate Mortgages	32.9%
Short-Term Investments	13.6
Collateralized Mortgage Obligations – Agency Collateral Series	11.6
U.S. Treasury Securities	8.1
Municipal Bonds	7.6
Sovereign	7.4
Asset-Backed Securities	6.5
Commercial Mortgage-Backed Securities	4.2
U.S. Agency Securities	4.0
Agency Bonds – Consumer Discretionary (U.S. Government Guaranteed)	1.4
Agency Bond – Sovereign (U.S. Government Guaranteed)	1.2
Agency Adjustable Rate Mortgages	0.7
Mortgages- Other	0.5
Agency Bond – Banking (FDIC Guaranteed)	0.3

+ Does not include open long/short futures contracts with an underlying face amount of $171,821,055 with net unrealized depreciation of $38,280. Does not include open swap agreements with total unrealized appreciation of $3,030,064.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. Portfolio composition data are as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its net assets in a portfolio of U.S. government securities. In making investment decisions, the Fund’s “Adviser”, Morgan Stanley Investment Management Inc., considers economic developments, interest rate trends and other factors. The U.S. government securities that the Fund may purchase include: U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States; securities (including mortgage-backed securities) issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; and securities guaranteed by the U.S. Government or its agencies and instrumentalities or securities supported by the U.S. Government in some other way, such as the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. The Fund’s investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payment until maturity.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns — Period Ended June 30, 2014

	Class A Shares* (since 07/28/97)		Class B Shares** (since 06/29/84)		Class L Shares† (since 07/28/97)		Class I Shares†† (since 07/28/97)
Symbol	USGAX		USGBX		USGCX		USGDX
1 Year	3.86	%(3)	3.88	%(3)	3.50	%(3)	4.21	%(3)
	–0.59	(4)	–1.12	(4)	—		—
5 Years	3.94	(3)	3.97	(3)	3.48	(3)	4.21	(3)
	3.05	(4)	3.63	(4)	—		—
10 Years	3.25	(3)	3.30	(3)	2.76	(3)	3.52	(3)
	2.81	(4)	3.30	(4)	—		—
Since Inception	4.28	(3)	5.96	(3)	3.80	(3)	4.53	(3)
	4.01	(4)	5.96	(4)	—		—
Gross Expense Ratio	0.90		1.42		1.21		0.66

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expenses are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 4.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See “Conversion Feature” for Class B shares in “Share Class Arrangements” of the Prospectus for more information.

†	Class L has no sales charge.

††	Class I has no sales charge.

(1)	The Barclays Capital U.S. Government/Mortgage Index includes Treasuries, Government-related issues, and agency mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper General U.S. Government Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/14 – 06/30/14.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited)  continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/14	06/30/14	01/01/14 – 06/30/14
Class A
Actual (3.64% return)	$1,000.00	$1,036.40	$4.34
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.53	$4.31
Class B
Actual (3.76% return)	$1,000.00	$1,037.60	$4.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.63	$4.26
Class L
Actual (3.55% return)	$1,000.00	$1,035.50	$6.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.84	$6.01
Class I
Actual (3.87% return)	$1,000.00	$1,038.70	$3.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.62	$3.21

@	Expenses are equal to the Fund’s annualized expense ratios of 0.86%, 0.85%, 1.20% and 0.64% for Class A, Class B, Class L and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.90%, 1.46%, 1.21% and 0.68% for Class A, Class B, Class L and Class I shares, respectively.

Because Class B shares incurred lower expenses under the 12b-1 fee Plan than did Class A shares for the six months ended June 30, 2014, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

The Fund’s Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time that the Fund’s Board of Trustees acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2013, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that while the Fund’s management fee was higher but close to its peer group average, the total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Fund’s (i) performance was

Investment Advisory Agreement Approval (unaudited)  (continued)

competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading, and fees for trading, distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the

Investment Advisory Agreement Approval (unaudited)  (continued)

Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments■June 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.9%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$727		2.398%	11/01/36	$774,185
1,310		2.53	10/01/36	1,397,436
693		2.681	01/01/38	746,065
2,920	Federal National Mortgage Association, Conventional Pool	2.328	05/01/35	3,107,727

	Total Agency Adjustable Rate Mortgages (Cost $5,957,689)			6,025,413

	Agency Bond – Banking (FDIC Guaranteed) (0.3%)
2,080	NCUA Guaranteed Notes (Cost $2,077,109)	1.40	06/12/15	2,103,483

	Agency Bonds – Consumer Discretionary (U.S. Government Guaranteed) (1.6%)
7,026	Amal Ltd. (Cayman Islands)	3.465	08/21/21	7,434,634
3,898	Safina Ltd.	2.00	12/30/23	3,848,110

	Total Agency Bonds – Consumer Discretionary (U.S. Government Guaranteed) (Cost $10,924,076)			11,282,744

	Agency Bond – Sovereign (U.S. Government Guaranteed) (1.4%)
9,500	Hashemite Kingdom of Jordan Government AID Bond (Cost $9,500,000)	2.503	10/30/20	9,635,394

	Agency Fixed Rate Mortgages (38.5%)
	Federal Home Loan Mortgage Corporation, Gold Pools:
1,829		3.50	08/01/42	1,882,490
3,701		4.00	12/01/41	3,927,695
6,878		5.00	10/01/35 – 01/01/40	7,654,708
2,402		5.50	11/01/39	2,700,762
199		6.50	03/01/29 – 09/01/32	224,218
639		7.50	05/01/35	752,443
396		8.00	08/01/32	486,793
427		8.50	08/01/31	528,734
	July TBA:
11,998	(a)	4.00	07/01/44	12,714,131
	Federal National Mortgage Association, Conventional Pools:
23,361		3.50	12/01/42	23,971,022
26,231		4.00	11/01/41 – 07/01/43	27,908,798
15,853		4.50	01/01/25 – 07/01/41	17,233,422
9,153		5.00	05/01/35 – 02/01/41	10,232,023
12,485		5.50	03/01/35 – 08/01/38	14,019,889
141		6.50	06/01/29 – 02/01/33	158,869
2		7.00	05/01/31	2,544
1,056		7.50	08/01/37	1,251,294
812		8.00	04/01/33	974,707
745		8.50	10/01/32	903,062

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments■June 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	July TBA:
$10,631	(a)	2.50%	07/01/29	$10,802,091
5,151	(a)	3.00	07/01/29	5,352,211
19,341	(a)	3.50	07/01/29 – 07/01/44	20,290,287
10,061	(a)	4.00	07/01/44	10,680,380
19,438	(a)	4.50	07/01/44	21,056,826
21,546	(a)	5.00	07/01/44	23,929,533
	Government National Mortgage Association, July TBA:
15,054	(a)	3.50	07/20/44	15,685,563
	Various Pools:
1,230		3.50	12/15/41 – 01/15/43	1,282,998
5,320		4.00	10/20/41 – 11/20/42	5,704,384
3,969		6.00	03/15/26 – 09/20/34	4,499,609
710		6.50	04/15/19	720,829
258		7.00	03/20/26 – 07/20/29	305,691
8,120		7.50	11/15/32	9,608,606
2,094		8.00	06/15/16 – 08/15/31	2,224,127
3,136		8.50	07/15/30	3,619,235
1,496		9.00	04/15/16 – 02/15/25	1,538,671
1,123		9.50	02/15/16 – 12/15/20	1,150,379
1,418		10.00	07/15/15 – 11/15/20	1,439,423
5		12.25	06/15/15	5,482

	Total Agency Fixed Rate Mortgages (Cost $262,403,904)			267,423,929

	Asset-Backed Securities (7.7%)
1,604	American Homes 4 Rent (b)	1.25 (c)	06/17/31	1,607,657
2,432	Colony American Homes (b)	1.40 (c)	05/17/31	2,449,306
1,950	Colony American Homes Single-Family Rental Pass-Through Certificates (b)	1.10 (c)	07/17/31	1,951,170
145	Enterprise Fleet Financing LLC (b)	1.62	05/20/17	145,370
6,665	Ford Credit Auto Owner Trust (b)	2.26	11/15/25	6,732,616
	Invitation Homes Trust
3,491	(b)	1.40 (c)	12/17/30	3,509,399
2,460	(b)	1.154(c)	06/17/31	2,469,432
349	Nationstar Agency Advance Funding Trust (b)	1.892	02/18/48	341,315
	North Carolina State Education Assistance Authority
2,275		1.029(c)	07/25/25	2,291,812
3,145		1.129(c)	01/26/26	3,165,983
3,866	North Texas Higher Education Authority, Inc.	1.333(c)	04/01/40	3,925,831
812	Panhandle-Plains Higher Education Authority, Inc.	1.185(c)	07/01/24	813,581
5,395	PFS Financing Corp. (b)	1.652(c)	10/17/16	5,406,135
2,928	PFS Tax Lien Trust (b)	1.44	05/15/29	2,943,391

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments■June 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Small Business Administration Participation Certificates
$3,707		2.42%	06/01/32	$3,617,408
8,644		2.67	04/01/32	8,627,684
3,346	United States Small Business Administration	2.245	09/10/22	3,279,581

	Total Asset-Backed Securities (Cost $53,124,736)			53,277,671

	Collateralized Mortgage Obligations – Agency Collateral Series (13.5%)
	Federal Home Loan Mortgage Corporation
4,019		1.883	05/25/19	4,027,151
2,665		2.086	03/25/19	2,698,081
3,265		2.355	07/25/22	3,207,896
10,125		2.373	05/25/22	10,013,914
4,700		2.682	10/25/22	4,712,892
5,560		2.699	05/25/18	5,799,594
5,595		2.789	01/25/22	5,722,518
3,700		3.154	02/25/18	3,919,279
4,000		3.32 (c)	02/25/23	4,181,222
3,429		3.527 (c)	10/25/23	3,624,594
5,125		3.871	04/25/21	5,601,507
	IO
34,841		0.814 (c)	01/25/21	1,118,354
	IO REMIC
13,259		5.848 (c)	11/15/43	1,973,905
11,022		5.898 (c)	04/15/39	1,969,970
	REMIC
3,498		3.50	12/15/42	3,174,263
	Federal National Mortgage Association
1,850		0.595	08/25/15	1,854,360
1,720		3.763	06/25/21	1,862,861
	IO
27,026		6.238 (c)	09/25/20	6,436,626
	IO REMIC
31,639		3.50	02/25/39	5,295,759
19,537		6.398 (c)	08/25/41	3,841,982
7,977		6.448 (c)	09/25/38	1,228,825
	REMIC
1,449		9.298 (d)	10/25/41	1,434,903
	Government National Mortgage Association, IO
10,550		3.50	05/20/43	2,463,359
1,793		5.00	02/16/41	395,835
13,144		5.898 (c)	11/16/40	2,632,049
23,113		5.948 (c)	07/16/33	3,213,321
9,916		5.997 (c)	06/20/43	1,704,169

	Total Collateralized Mortgage Obligations – Agency Collateral Series (Cost $85,477,787)			94,109,189

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments■June 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Commercial Mortgage-Backed Securities (4.9%)
$1,853	BWAY Mortgage Trust (b)	2.809%	03/10/33	$1,851,975
2,593	CGBAM Commercial Mortgage Trust (b)	1.252(c)	05/15/30	2,599,525
	Citigroup Commercial Mortgage Trust
1,248	(b)	2.11	01/12/30	1,270,105
	IO
13,388		1.705(c)	11/10/46	1,109,226
	COMM Mortgage Trust
773	(b)	1.873	04/12/35	759,319
2,432		3.282	01/10/46	2,427,403
	IO
12,654		1.625(c)	08/10/46	996,906
33,376	Commercial Mortgage Pass-Through Certificates, IO	1.062(c)	02/10/47	1,762,067
	GS Mortgage Securities Corp. II
2,730	(b)	1.001(c)	11/08/29	2,746,854
	IO
14,506		1.736(c)	11/10/46	1,232,721
3,400	JP Morgan Chase Commercial Mortgage Securities Trust (b)	4.388	07/15/46	3,733,462
	JPMBB Commercial Mortgage Securities Trust, IO
35,314		1.256(c)	01/15/47	2,405,530
10,854		1.778(c)	11/15/45	846,168
	WF-RBS Commercial Mortgage Trust
5,645	(b)	4.869(c)	02/15/44	6,358,982
	IO
17,971		0.851(c)	08/15/46	721,152
17,990		1.304(c)	03/15/46	1,136,541
21,741		1.779(c)	12/15/46	1,951,053

	Total Commercial Mortgage-Backed Securities (Cost $32,758,040)			33,908,989

	Mortgages – Other (0.6%)
1,550	FDIC Structured Sale Guaranteed Notes Trust (b)	0.701(c)	02/25/48	1,550,453
25,316	GS Mortgage Securities Trust	1.392(c)	04/10/47	2,047,266
307	Wells Fargo Mortgage-Backed Securities Trust	2.504(c)	10/25/33	312,930

	Total Mortgages – Other (Cost $3,848,382)			3,910,649

	Municipal Bonds (8.9%)
3,615	Bay Area Toll Authority	6.263	04/01/49	4,879,599
3,875	City of New York, NY, Series G-1	5.968	03/01/36	4,740,714
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00	11/01/40	3,794,492
5,980	Los Angeles Unified School District	5.75	07/01/34	7,313,301
1,450	Metropolitan Transportation Authority	6.668	11/15/39	1,910,143
6,245	Missouri Highway & Transportation Commission	5.445	05/01/33	7,329,507
	Municipal Electric Authority of Georgia
1,760		6.637	04/01/57	2,156,704

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments■June 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$3,085		6.655%	04/01/57	$3,723,934
1,360	New Jersey Transportation Trust Fund Authority	6.561	12/15/40	1,771,958
3,625	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267	05/01/27	4,258,577
3,000	New York State Dormitory Authority	5.628	03/15/39	3,623,160
4,500	State Board of Administration Finance Corp., Series A	1.298	07/01/16	4,537,710
2,575	State of Oregon Department of Transportation	5.834	11/15/34	3,230,749
	State of Washington
2,440		5.09	08/01/33	2,815,687
1,580		5.481	08/01/39	1,921,280
3,800	University of California, CA	3.016	05/15/20	3,916,204

	Total Municipal Bonds (Cost $52,877,792)			61,923,719

	Sovereign (8.6%)
29,130	Egypt Government AID Bonds	4.45	09/15/15	30,568,352
12,059	Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	12,059,000
14,175	Israel Government AID Bond	5.50	09/18/23	17,311,375

	Total Sovereign (Cost $55,956,553)			59,938,727

	U.S. Agency Securities (4.7%)
	Private Export Funding Corp.
5,300		1.45	08/15/19	5,193,200
6,960		4.30	12/15/21	7,768,488
	Tennessee Valley Authority
6,935		5.25	09/15/39	8,447,537
8,085		7.125	05/01/30	11,492,722

	Total U.S. Agency Securities (Cost $29,632,501)			32,901,947

	U.S. Treasury Securities (9.4%)
19,000	U.S. Treasury Bond	3.00	05/15/42	17,925,322
	U.S. Treasury Notes
15,000		0.625	05/31/17	14,901,570
32,000	(e)	1.875	09/30/17	32,889,984

	Total U.S. Treasury Securities (Cost $64,790,348)			65,716,876

	Short-Term Investment (16.0%)
	Investment Company
110,901	Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class (See Note 7) (Cost $110,901,281)			110,901,281

	Total Investments (Cost $780,230,198) (f)		117.0%	813,060,011
	Liabilities in Excess of Other Assets		(17.0)	(118,202,166)

	Net Assets		100.0%	$694,857,845

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments■June 30, 2014 (unaudited)  continued

AID	Agency for International Development.
FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only.
NCUA	National Credit Union Administration.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2014.
(d)	Inverse Floating Rate Security – Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2014.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(f)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.

Futures Contracts Open at June 30, 2014:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
230	Long	U.S. Treasury 2 yr. Note, Sep-14	$50,506,562	$(14,375)
162	Long	U.S. Treasury Ultra Long Bond, Sep-14	24,289,875	(160,827)
78	Long	U.S. Treasury 10 yr. Note, Sep-14	9,763,406	(617)
57	Long	U.S. Treasury Long Bond, Sep-14	7,819,688	(40,524)
665	Short	U.S. Treasury 5 yr. Note, Sep-14	(79,441,524)	178,063

		Net Unrealized Depreciation		$(38,280)

Interest Rate Swap Agreements Open at June 30, 2014:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION
Bank of America NA	$25,460	3 Month LIBOR	Receive	2.04%	02/13/23	$ 615,427
Deutsche Bank AG	11,000	3 Month LIBOR	Receive	2.80	05/01/43	1,019,724
Goldman Sachs International	18,230	3 Month LIBOR	Receive	2.09	02/15/23	365,652
Goldman Sachs International	10,880	3 Month LIBOR	Receive	2.90	05/13/43	804,268
Royal Bank of Canada	10,180	3 Month LIBOR	Receive	2.06	02/06/23	224,993

			Total Unrealized Appreciation			$3,030,064

LIBOR	London Interbank Offered Rate.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements

Statement of Assets and Liabilities  June 30, 2014 (unaudited)

Assets:
Investments in securities, at value (cost $669,328,917)	$702,158,730
Investment in affiliate, at value (cost $110,901,281)	110,901,281

Total investments in securities, at value (cost $780,230,198)	813,060,011
Unrealized appreciation on open swap agreements	3,030,064
Receivable from Distributor	633,061
Receivable for:
Interest and paydown	3,437,724
Variation margin on open futures contracts	88,924
Investments sold	67,039
Shares of beneficial interest sold	49,745
Dividends from affiliate	2,339
Prepaid expenses and other assets	81,864

Total Assets	820,450,771

Liabilities:
Due to broker	3,861,000
Payable for:
Investments purchased	119,490,799
Shares of beneficial interest redeemed	970,528
Distribution fee	585,936
Dividends to shareholders	187,476
Transfer agent fee	187,470
Advisory fee	85,300
Administration fee	47,325
Accrued expenses and other payables	177,092

Total Liabilities	125,592,926

Net Assets	$694,857,845

Composition of Net Assets:
Paid-in-capital	$834,306,241
Net unrealized appreciation	35,821,597
Dividends in excess of net investment income	(180,145)
Accumulated net realized loss	(175,089,848)

Net Assets	$694,857,845

Class A Shares:
Net Assets	$58,092,853
Shares Outstanding (unlimited shares authorized, $0.01 par value)	6,576,248
Net Asset Value Per Share	$8.83

Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$9.22

Class B Shares:
Net Assets	$530,974,661
Shares Outstanding (unlimited shares authorized, $0.01 par value)	60,124,864
Net Asset Value Per Share	$8.83

Class L Shares:
Net Assets	$16,831,449
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,890,389
Net Asset Value Per Share	$8.90

Class I Shares:
Net Assets	$88,958,882
Shares Outstanding (unlimited shares authorized, $0.01 par value)	10,065,941
Net Asset Value Per Share	$8.84

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements  continued

Statement of Operations  For the six months ended June 30, 2014 (unaudited)

Net Investment Income:
Income
Interest	$10,653,316
Dividends from affiliate (Note 7)	8,007

Total Income	10,661,323

Expenses
Advisory fee (Note 4)	1,481,753
Distribution fee (Class A shares) (Note 5)	80,095
Distribution fee (Class B shares) (Note 5)	620,178
Distribution fee (Class L shares) (Note 5)	43,305
Administration fee (Note 4)	282,239
Sub transfer agent fees and expenses (Class A share)	12,018
Sub transfer agent fees and expenses (Class B shares)	215,119
Sub transfer agent fees and expenses (Class L shares)	8,245
Sub transfer agent fees and expenses (Class I shares)	23,358
Transfer agent fees and expenses	61,637
Transfer agent fees and expenses (Class A shares)	6,491
Transfer agent fees and expenses (Class B shares)	82,963
Transfer agent fees and expenses (Class L shares)	2,083
Transfer agent fees and expenses (Class I shares)	16,499
Custodian fees	71,763
Shareholder reports and notices	62,845
Professional fees	47,631
Registration fees	30,523
Trustees’ fees and expenses	12,977
Other	46,669

Total Expenses	3,208,391

Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(10,544)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(210,884)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(14,856)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(28,183)

Net Expenses	2,943,924

Net Investment Income	7,717,399

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	6,806,844
Futures contracts	1,917,527
Swap agreements	(995,436)

Net Realized Gain	7,728,935

Change in Unrealized Appreciation (Depreciation) on:
Investments	15,635,416
Futures contracts	698,288
Swap agreements	(5,519,768)

Net Change in Unrealized Appreciation (Depreciation)	10,813,936

Net Gain	18,542,871

Net Increase	$26,260,270

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements  continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2014	FOR THE YEAR ENDED DECEMBER 31, 2013
	(unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income	$7,717,399	$15,017,511
Net realized gain (loss)	7,728,935	(4,036,229)
Net change in unrealized appreciation (depreciation)	10,813,936	(29,916,647)

Net Increase (Decrease)	26,260,270	(18,935,365)

Dividends to Shareholders from Net Investment Income:
Class A shares	(842,162)	(1,682,877)
Class B shares	(6,956,797)	(15,565,498)
Class L shares	(193,201)	(477,368)
Class I shares	(1,265,289)	(2,705,996)

Total Dividends	(9,257,449)	(20,431,739)

Net decrease from transactions in shares of beneficial interest	(52,001,319)	(171,630,163)

Net Decrease	(34,998,498)	(210,997,267)

Net Assets:
Beginning of period	729,856,343	940,853,610

End of Period
(Including dividends in excess of net investment income of $(180,145) and accumulated undistributed net investment income of $1,359,905, respectively)	$694,857,845	$729,856,343

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements■June 30, 2014 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Securities Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund’s investment objective is to seek a high level of current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and most Class B shares are subject to a contingent deferred sales charge imposed on shares redeemed within six years. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class L shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

E. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$6,025,413	$—	$6,025,413
Agency Bond – Banking (FDIC Guaranteed)	—	2,103,483	—	2,103,483
Agency Bonds – Consumer Discretionary (U.S. Government Guaranteed)	—	11,282,744	—	11,282,744
Agency Bond – Sovereign (U.S. Government Guaranteed)	—	9,635,394	—	9,635,394
Agency Fixed Rate Mortgages	—	267,423,929	—	267,423,929
Asset-Backed Securities	—	53,277,671	—	53,277,671
Collateralized Mortgage Obligations – Agency Collateral Series	—	94,109,189	—	94,109,189
Commercial Mortgage-Backed Securities	—	33,908,989	—	33,908,989
Mortgages – Other	—	3,910,649	—	3,910,649
Municipal Bonds	—	61,923,719	—	61,923,719
Sovereign	—	59,938,727	—	59,938,727
U.S. Agency Securities	—	32,901,947	—	32,901,947
U.S. Treasury Securities	—	65,716,876	—	65,716,876
Total Fixed Income Securities	—	702,158,730	—	702,158,730
Short-Term Investment
Investment Company	110,901,281	—	—	110,901,281
Futures Contracts	178,063	—	—	178,063
Interest Rate Swap Agreements	—	3,030,064	—	3,030,064
Total Assets	111,079,344	705,188,794	—	816,268,138
Liabilities:
Futures Contracts	(216,343)	—	—	(216,343)
Total	$110,863,001	$705,188,794	$—	$816,051,795

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Fund did not have any investments transfer between investment levels.

3. Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures    A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has open positions in the futures contract.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

Swaps    The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with “Due from (to) broker” in the Statement of Assets and Liabilities.

FASB ASC 815, Derivatives and Hedging: Overall (“ASC 815”), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2014.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$178,063	(a)	Variation margin on open futures contracts	$(216,343	)(a)
Interest Rate Risk	Unrealized appreciation on open swap agreements	3,030,064		Unrealized depreciation on open swap agreements	—

		$3,208,127			$(216,343)

(a)	Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day’s net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2014 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES	SWAPS
Interest Rate Risk	$1,917,527	$(995,436)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES	SWAPS
Interest Rate Risk	$698,288	$(5,519,768)

At June 30, 2014, the Fund’s derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES
DERIVATIVES(b)	ASSETS(c)	LIABILITIES(c)
Swap Agreements	$3,030,064	$—

(b)	Excludes exchange-traded derivatives.
(c)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund’s net liability, may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(d)	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$615,427	$—	$(615,427)	$0
Deutsche Bank AG	1,019,724	—	(1,019,724)	0
Goldman Sachs International	1,169,920	—	(1,169,920)	0
Royal Bank of Canada	224,993	—	(224,993)	0

Total	$3,030,064	$—	$(3,030,064)	$0

(d)	In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2014, the average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly original value	$93,413,813
Swap Agreements:
Average monthly notional amount	$75,750,000

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.37% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.345% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.32% to the portion of the daily net assets

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

exceeding $2.5 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.27% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.245% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.22% to the portion of the daily net assets exceeding $12.5 billion. For the six months ended June 30, 2014, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.41% of the Fund’s daily net assets.

Morgan Stanley Services Company Inc. was the Fund’s Administrator. Effective January 1, 2014, the Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund’s daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class A, 0.86% for Class B and 0.65% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended June 30, 2014, $236,284 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.75% (0.65% on amounts over $10 billion) of the average daily net assets of Class B shares; and (iii) Class L — up to 0.50% of the average daily net assets of Class L shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at June 30, 2014.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

The Fund’s Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waiver when they deem that such action is appropriate. For the six months ended June 30, 2014, the distribution fee was accrued for Class B at an annual rate of 0.23%.

At June 30, 2014, included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a “reimbursement plan”, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of June 30, 2014.

In the case of Class A shares and Class L shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.50% of the average daily net assets of Class A shares or Class L shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2014, the distribution fee was accrued for Class A shares and Class L shares at the annual rate of 0.25% and 0.50%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2014, it received contingent deferred sales charges from certain redemptions of the Fund’s Class B shares $44,990 and received $6,157 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund’s dividend disbursing and transfer agent is Boston Financial Data Services, Inc. (“BFDS”). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

7. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2014, aggregated $839,987,751 and $870,161,936, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $799,292,980 and $855,523,630, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2014, advisory fees paid were reduced by $28,183 relating to the Fund’s investment in the Liquidity Funds.

A summary of the Fund’s transactions in shares of the Liquidity Funds during the six months ended June 30, 2014 is as follows:

VALUE DECEMBER 31, 2013	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE JUNE 30, 2014
$34,909,899	$154,826,490	$78,835,108	$8,007	$110,901,281

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2014, included in “Trustees’ fees and expenses” in the Statement of Operations amounted to $4,104. At June 30, 2014, the Fund had an accrued pension liability of $89,209, which is included in “Accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency (“FHFA”) serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

9. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2014		FOR THE YEAR ENDED DECEMBER 31, 2013
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	615,234	$5,353,937	1,711,885	$14,955,350
Reinvestment of dividends	93,346	817,210	187,858	1,652,383
Redeemed	(2,089,532)	(18,289,465)	(2,554,648)	(22,403,707)

Net decrease – Class A	(1,380,952)	(12,118,318)	(654,905)	(5,795,974)

CLASS B SHARES
Sold	1,255,616	11,059,221	229,392	2,057,721
Reinvestment of dividends	742,943	6,503,831	1,675,051	14,728,019
Redeemed	(5,859,758)	(51,176,492)	(17,834,843)	(156,502,666)

Net decrease – Class B	(3,861,199)	(33,613,440)	(15,930,400)	(139,716,926)

CLASS L SHARES
Sold	46,921	413,858	99,314	888,025
Reinvestment of dividends	21,030	185,567	52,608	466,612
Redeemed	(238,824)	(2,103,718)	(1,038,720)	(9,167,696)

Net decrease – Class L	(170,873)	(1,504,293)	(886,798)	(7,813,059)

CLASS I SHARES
Sold	129,690	1,130,357	189,725	1,663,108
Reinvestment of dividends	133,899	1,172,877	287,383	2,528,873
Redeemed	(808,099)	(7,068,502)	(2,552,915)	(22,496,185)

Net decrease – Class I	(544,510)	(4,765,268)	(2,075,807)	(18,304,204)

Net decrease in Fund	(5,957,534)	$(52,001,319)	(19,547,910)	$(171,630,163)

The Trustees approved, effective February 25, 2013, the suspension of the continuous offering of Class B shares to new and existing shareholders.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

10. Federal Income Tax Status

It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in ‘‘Other Expenses” in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 DISTRIBUTIONS PAID FROM:		2012 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$20,431,739	$ —	$25,460,572	$ —

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

Permanent differences, primarily attributable to losses on paydowns, tax adjustments on swaps and debt securities sold by the Fund and an expired capital loss carryforward, resulted in the following reclassifications among the Fund’s components of net assets at December 31, 2013:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$5,844,593	$20,997,184	$(26,841,777)

At December 31, 2013, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$1,477,299	$ —

At June 30, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $35,933,765 and the aggregate gross unrealized depreciation is $3,103,952 resulting in net unrealized appreciation of $32,829,813.

At December 31, 2013, the Fund had available for Federal income tax purposes unused short-term capital losses of $6,595,087 and long term capital losses of $9,067,158 that do not have an expiration date.

In addition, at December 31, 2013, the Fund had available for Federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$19,174,691	December 31, 2014
1,846,147	December 31, 2015
126,653,201	December 31, 2016
19,682,287	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2013, capital loss carryforwards $26,841,777 expired for Federal income tax purposes.

Morgan Stanley U.S. Government Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2014		FOR THE YEAR ENDED DECEMBER 31,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period	$8.63		$9.03		$8.91		$8.57		$8.41		$8.53

Income (loss) from investment operations:
Net investment income	0.09		0.15		0.13		0.21		0.21		0.21
Net realized and unrealized gain (loss)	0.22		(0.34)		0.21		0.43		0.21		(0.08)

Total income (loss) from investment operations	0.31		(0.19)		0.34		0.64		0.42		0.13

Less dividends from Net investment income	(0.11)		(0.21)		(0.22)		(0.30)		(0.26)		(0.25)

Net asset value, end of period	$8.83		$8.63		$9.03		$8.91		$8.57		$8.41

Total Return(1)	3.64	%(6)	(2.10)%		3.86%		7.54%		5.03%		1.42%

Ratios to Average Net Assets:
Net expenses	0.86	%(2)(3)(4)(7)	0.89	%(2)	0.90	%(2)(4)	0.91	%(2)(4)	0.88	%(2)(4)	0.91	%(2)(4)
Net investment income	2.16	%(2)(3)(4)(7)	1.76	%(2)	1.64	%(2)(4)	2.45	%(2)(4)	2.49	%(2)(4)	2.63	%(2)(4)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.01%		0.01%		0.00	%(5)	0.00	%(5)	0.01%

Supplemental Data:
Net assets, end of period, in thousands	$58,093		$68,635		$77,789		$86,792		$103,103		$132,472
Portfolio turnover rate	118	%(6)	264%		257%		161%		228%		375%

^	Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(3)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2014	0.90%	2.12%

(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2014		FOR THE YEAR ENDED DECEMBER 31,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period	$8.62		$9.03		$8.91		$8.57		$8.41		$8.54

Income (loss) from investment operations:
Net investment income	0.09		0.16		0.14		0.21		0.21		0.21
Net realized and unrealized gain (loss)	0.23		(0.36)		0.21		0.43		0.21		(0.09)

Total income (loss) from investment operations	0.32		(0.20)		0.35		0.64		0.42		0.12

Less dividends from net investment income	(0.11)		(0.21)		(0.23)		(0.30)		(0.26)		(0.25)

Net asset value, end of period	$8.83		$8.62		$9.03		$8.91		$8.57		$8.41

Total Return(1)	3.76	%(7)	(2.20)%		3.96%		7.55%		5.05%		1.43%

Ratios to Average Net Assets:
Net expenses	0.85	%(2)(3)(5)(8)	0.88	%(2)(3)	0.89	%(2)(4)(5)	0.90	%(2)(4)(5)	0.87	%(2)(4)(5)	0.90	%(2)(4)(5)
Net investment income	2.17	%(2)(3)(5)(8)	1.78	%(2)(3)	1.65	%(2)(4)(5)	2.46	%(2)(4)(5)	2.50	%(2)(4)(5)	2.64	%(2)(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.01%		0.01%		0.00	%(6)	0.00	%(6)	0.01%

Supplemental Data:
Net assets, end of period, in thousands	$530,975		$551,744		$721,596		$792,405		$881,596		$1,012,509
Portfolio turnover rate	118	%(7)	264%		257%		161%		228%		375%

^	Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(3)	If the Fund had borne all of its expenses that were waived by the Adviser, Administrator and Distributor the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2014	1.46%	1.56%
December 31, 2013	1.42	1.24

(4)	If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2012	0.97%	1.57%
December 31, 2011	0.94	2.42
December 31, 2010	0.92	2.45
December 31, 2009	0.94	2.60

(5)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2014		FOR THE YEAR ENDED DECEMBER 31,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class L Shares
Selected Per Share Data:

Net asset value, beginning of period	$8.69		$9.10		$8.98		$8.64		$8.48		$8.61

Income (loss) from investment operations:
Net investment income	0.08		0.13		0.09		0.16		0.17		0.17
Net realized and unrealized gain (loss)	0.23		(0.36)		0.21		0.43		0.21		(0.09)

Total income (loss) from investment operations	0.31		(0.23)		0.30		0.59		0.38		0.08

Less dividends from net investment income	(0.10)		(0.18)		(0.18)		(0.25)		(0.22)		(0.21)

Net asset value, end of period	$8.90		$8.69		$9.10		$8.98		$8.64		$8.48

Total Return(1)	3.55	%(5)	(2.50)%		3.39%		6.98%		4.50%		0.93%

Ratios to Average Net Assets:
Net expenses	1.20	%(2)(3)(6)	1.20	%(2)	1.40	%(2)(3)	1.41	%(2)(3)	1.38	%(2)(3)	1.41	%(2)(3)
Net investment income	1.82	%(2)(3)(6)	1.45	%(2)	1.14	%(2)(3)	1.95	%(2)(3)	1.99	%(2)(3)	2.13	%(2)(3)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.01%		0.00	%(4)	0.00	%(4)	0.01%

Supplemental Data:
Net assets, end of period, in thousands	$16,831		$17,920		$26,838		$28,448		$32,913		$37,048
Portfolio turnover rate	118	%(5)	264%		257%		161%		228%		375%

^	Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to 1.0% contingent deferred sales charge. The contingent deferred sales charge in Class L shares was eliminated effective February 25, 2013.
(2)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Amount is less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2014		FOR THE YEAR ENDED DECEMBER 31,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class I Shares
Selected Per Share Data:

Net asset value, beginning of period	$8.63		$9.04		$8.92		$8.58		$8.42		$8.54

Income (loss) from investment operations:
Net investment income	0.10		0.18		0.16		0.23		0.23		0.23
Net realized and unrealized gain (loss)	0.23		(0.36)		0.21		0.43		0.21		(0.08)

Total income (loss) from investment operations	0.33		(0.18)		0.37		0.66		0.44		0.15

Less dividends from net investment income	(0.12)		(0.23)		(0.25)		(0.32)		(0.28)		(0.27)

Net asset value, end of period	$8.84		$8.63		$9.04		$8.92		$8.58		$8.42

Total Return(1)	3.87	%(6)	(1.98)%		4.21%		7.80%		5.30%		1.67%

Ratios to Average Net Assets:
Net expenses	0.64	%(2)(3)(4)(7)	0.65	%(2)	0.65	%(2)(4)	0.66	%(2)(4)	0.63	%(2)(4)	0.66	%(2)(4)
Net investment income	2.38	%(2)(3)(4)(7)	2.00	%(2)	1.89	%(2)(4)	2.70	%(2)(4)	2.74	%(2)(4)	2.88	%(2)(4)
Rebate from Morgan Stanley affiliate	0.01	%(5)	0.01%		0.01%		0.00	%(5)	0.00	%(5)	0.01%

Supplemental Data:
Net assets, end of period, in thousands	$88,959		$91,558		$114,630		$128,294		$151,694		$177,120
Portfolio turnover rate	118	%(6)	264%		257%		161%		228%		375%

^	Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	Calculated based on the net asset value as of the last business day of the period.
(2)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(3)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2014	0.68%	2.34%

(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds (“us”, “our”, “we”).

We are required by federal law to provide you with notice of our U.S. privacy policy (“Policy”). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as “personal information.” We also use the term “affiliated company” in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions

Morgan Stanley U.S. Government Securities Trust

U.S. Privacy Policy (unaudited)  continued

with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•

We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.    We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.    We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

Morgan Stanley U.S. Government Securities Trust

U.S. Privacy Policy (unaudited)  continued

3.  How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

6.  How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies’ use of personal information for marketing purposes, as described in this notice, you may do so by:

•	Calling us at (800) 548-7786

Monday-Friday between 8a.m. and 5p.m. (EST)

Morgan Stanley U.S. Government Securities Trust

U.S. Privacy Policy (unaudited)  continued

•	Writing to us at the following address:

Boston Financial Data Services, Inc.

c/o Privacy Coordinator

P.O. Box 219804

Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies’ use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies’ products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Morgan Stanley U.S. Government Securities Trust

U.S. Privacy Policy (unaudited)  continued

Special Notice to Residents of Vermont

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

1

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

August 19, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

August 19, 2014

3